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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.

1.   Name and address of issuer:

                      The Crowley Portfolio Group, Inc.
                      3201-B Millcreek Road
                      Wilmington, DE 19808

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2.   The name of each series or class of securities for which this Form is filed
     (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list the series or classes): /X/

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3.   Investment Company Act File Number:   811-05875

     Securities Act File Number:           033-30975

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4(a).    Last day of fiscal year for which this Form is filed: November 30, 2002

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4(b).  / /  Check  box if  this  Form is  being  filed  late  (i.e.,  more  than
            90 calendar days after the end of the issuer's fiscal year).  (See
            Instruction A.2)

Note:  If the Form is being filed late,  interest must be paid on the registra-
       tion fee due.

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4(c).  / /  Check box if this is the last time the issuer will be filing this
            Form.

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5.   Calculation of registration fee:
   (i)      Aggregate sale price of securities sold during the
            fiscal year pursuant to section 24(f):                              $1,467,258

   (ii)     Aggregate price of securities redeemed or
            repurchased during the fiscal year:                    $908,930

   (iii)    Aggregate price of securities redeemed or
            repurchased during any prior fiscal year ending no
            earlier than October 11, 1995 that were not
            previously used to reduce registration fees payable
            to the Commission:                                     $0

   (iv)     Total available redemption credits [add Items 5(ii)
            and 5(iii)]:                                                      - $908,930

   (v)      Net sales --- if Item 5(i) is greater than Item 5(iv)
            [subtract Item 5(iv) from Item 5(i)]:                               $558,328

   /------------------------------------------------------------------------/
   /(vi)    Redemption credits available for use in future years - $0       /
   /        if Item 5(i) is less than Item 5(iv) [subtract                  /
   /        Item 5(iv) from Item 5(i)]:                                     /
   /------------------------------------------------------------------------/

   (vii)    Multiplier for determining registration fee (See
            Instruction C.9):                                                 x 0.000092

   (viii)   Registration fee due [multiply Item 5(v) by Item
            5(vii)] (enter "0" if no fee is due):                             =   $51.37

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6.   Prepaid Shares

     If the  response  to Item 5(i) was  determined  by  deducting  an amount of securities that were  registered  under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997,  then report the amount
     of   securities   (number  of  shares  or  other  units)   deducted   here:
     _______________.  If there is a number of shares or other  units  that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are  available for use by the issuer in future fiscal years, then state that number here: _____________.

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7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                              +       $0
                                                                              ----------

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8.   Total of the amount of the registration fee due plus any interest due [line
     5(viii) plus line 7]:

                                                                              =   $51.37
                                                                              ==========

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9.   Date  the  registration  fee  and  any  interest  payment  was  sent to the
     Commission's lockbox depository:

             February 13, 2003

             CIK:  0000855049

              Method of Delivery:
                                                 /X/      Wire Transfer
                                                 /_/      Mail or other means

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                                   SIGNATURES

This  report has been  signed  below by the  following  persons on behalf of the issuer and in the capacities and on the dates indicated.

By       (Signature and Title)*             /s/ Robert A. Crowley
                                            ------------------------------------
                                            Robert A. Crowley, President

Date     February 14, 2003

  * Please print the name and title of the signing officer below the signature.